Supplemental Financial Statement Disclosures (Details) - Schedule of Inventory - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Total merchandise inventory	$ 30,682	$ 43,555	$ 53,236
Less reserve for obsolescence	(589)	(1,789)	(843)
Total merchandise inventory, net	30,093	41,766	$ 52,393
Appliances [Member]
Inventory [Line Items]
Total merchandise inventory	28,240	39,702
Furniture and other [Member]
Inventory [Line Items]
Total merchandise inventory	$ 2,442	$ 3,853